STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	336	$33,146
Curtiss-Wright Corp.	125	39,659
General Dynamics Corp.	809	220,517
HEICO Corp.	163	43,552
HEICO Corp. - Class A	269	56,751
Huntington Ingalls Industries, Inc.	142	28,974
L3Harris Technologies, Inc.	605	126,633
Lockheed Martin Corp.	788	352,007
Northrop Grumman Corp.	482	246,789
		1,148,028

Agricultural & Farm Machinery - 0.0%(a)
Toro Co.	335	24,371

Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	442	53,150
United Parcel Service, Inc. - Class B	2,431	267,386
		320,536

Application Software - 1.5%
Intuit, Inc.	917	563,029
Roper Technologies, Inc.	362	213,428
		776,457

Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	325	157,336
Blackrock, Inc.	461	436,327
SEI Investments Co.	383	29,732
		623,395

Biotechnology - 3.5%
AbbVie, Inc.	5,864	1,228,625
Amgen, Inc.	1,779	554,248
		1,782,873

Broadline Retail - 0.0%(a)
Dillard's, Inc. - Class A	7	2,507

Building Products - 1.2%
A O Smith Corp.	382	24,967
Advanced Drainage Systems, Inc.	241	26,185
Allegion PLC	326	42,530
Armstrong World Industries, Inc.	168	23,668

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Building Products - 1.2% (Continued)
Carlisle Cos., Inc.	161	$54,820
Lennox International, Inc.	114	63,935
Masco Corp.	714	49,652
Owens Corning	258	36,848
Trane Technologies PLC	745	251,005
UFP Industries, Inc.	187	20,016
		593,626

Cable & Satellite - 0.0%(a)
Sirius XM Holdings, Inc.	739	16,661

Cargo Ground Transportation - 0.3%
JB Hunt Transport Services, Inc.	242	35,804
Landstar System, Inc.	100	15,020
Old Dominion Freight Line, Inc.	648	107,212
		158,036

Casinos & Gaming - 0.0%(a)
Churchill Downs, Inc.	207	22,991

Commodity Chemicals - 0.0%(a)
Westlake Corp.	102	10,203

Communications Equipment - 0.5%
Motorola Solutions, Inc.	553	242,109

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	111	35,778
Quanta Services, Inc.	488	124,040
		159,818

Construction Machinery & Heavy Transportation Equipment - 1.4%
Caterpillar, Inc.	1,604	528,999
Cummins, Inc.	454	142,302
Oshkosh Corp.	207	19,475
		690,776

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	196	93,713
Vulcan Materials Co.	446	104,052
		197,765

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Consumer Electronics - 0.2%
Garmin Ltd.	500	$108,565

Consumer Finance - 0.3%
Discover Financial Services	814	138,950

Consumer Staples Merchandise Retail - 3.2%
Costco Wholesale Corp.	1,476	1,395,971
Dollar General Corp.	702	61,727
Target Corp.	1,506	157,166
		1,614,864

Data Processing & Outsourced Services - 0.4%
Broadridge Financial Solutions, Inc.	399	96,742
Genpact Ltd.	530	26,701
SS&C Technologies Holdings, Inc.	692	57,803
		181,246

Distributors - 0.2%
Genuine Parts Co.	437	52,064
Pool Corp.	126	40,112
		92,176

Diversified Banks - 0.1%
First Citizens BancShares, Inc. - Class A	36	66,748

Electric Utilities - 1.1%
Alliant Energy Corp.	824	53,024
IDACORP, Inc.	131	15,225
NextEra Energy, Inc.	6,827	483,966
		552,215

Electrical Components & Equipment - 0.3%
Hubbell, Inc.	172	56,916
Rockwell Automation, Inc.	363	93,792
		150,708

Electronic Components - 0.5%
Amphenol Corp. - Class A	4,056	266,033
Littelfuse, Inc.	61	12,001
		278,034

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.0%(a)
Cognex Corp.	513	$15,303

Electronic Manufacturing Services - 0.3%
TE Connectivity PLC	992	140,189

Environmental & Facilities Services - 1.0%
Republic Services, Inc.	699	169,270
Tetra Tech, Inc.	855	25,009
Waste Management, Inc.	1,315	304,435
		498,714

Financial Exchanges & Data - 3.7%
Cboe Global Markets, Inc.	340	76,939
CME Group, Inc.	1,180	313,042
FactSet Research Systems, Inc.	125	56,830
Intercontinental Exchange, Inc.	1,931	333,097
MarketAxess Holdings, Inc.	133	28,775
Moody's Corp.	509	237,036
Morningstar, Inc.	102	30,587
MSCI, Inc.	251	141,941
Nasdaq, Inc.	1,534	116,369
S&P Global, Inc.	1,054	535,537
		1,870,153

Food Distributors - 0.2%
Sysco Corp.	1,585	118,938

Food Retail - 0.1%
Casey's General Stores, Inc.	124	53,821

Footwear - 0.5%
NIKE, Inc. - Class B	3,886	246,683

Gold - 0.1%
Royal Gold, Inc.	208	34,010

Health Care Equipment - 3.2%
Abbott Laboratories	5,682	753,717
Medtronic PLC	4,260	382,804
STERIS PLC	324	73,435
Stryker Corp.	1,141	424,737
		1,634,693

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Health Care Services - 0.2%
Chemed Corp.	57	$35,073
Quest Diagnostics, Inc.	356	60,235
		95,308

Health Care Supplies - 0.0%(a)
Dentsply Sirona, Inc.	680	10,159

Home Improvement Retail - 3.2%
Home Depot, Inc.	3,298	1,208,684
Lowe's Cos., Inc.	1,884	439,405
		1,648,089

Homebuilding - 0.4%
DR Horton, Inc.	986	125,350
PulteGroup, Inc.	672	69,082
		194,432

Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	429	67,825

Household Products - 2.6%
Procter & Gamble Co.	7,754	1,321,437

Human Resource & Employment Services - 1.2%
Automatic Data Processing, Inc.	1,345	410,938
Paychex, Inc.	1,050	161,994
Robert Half, Inc.	336	18,329
		591,261

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	2,155	456,321

Industrial Gases - 1.9%
Air Products and Chemicals, Inc.	748	220,600
Linde PLC	1,584	737,574
		958,174

Industrial Machinery & Supplies & Components - 1.8%
Donaldson Co., Inc.	383	25,684
Graco, Inc.	533	44,511
IDEX Corp.	270	48,862
Illinois Tool Works, Inc.	956	237,098
ITT, Inc.	256	33,065

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.8% (Continued)
Lincoln Electric Holdings, Inc.	181	$34,238
Nordson Corp.	166	33,485
Parker-Hannifin Corp.	431	261,983
Snap-on, Inc.	168	56,618
Watts Water Technologies, Inc. - Class A	67	13,663
Xylem, Inc.	842	100,585
		889,792

Insurance Brokers - 2.2%
Aon PLC - Class A	705	281,359
Arthur J Gallagher & Co.	724	249,954
Brown & Brown, Inc.	761	94,668
Marsh & McLennan Cos., Inc.	1,627	397,037
Willis Towers Watson PLC	335	113,213
		1,136,231

Investment Banking & Brokerage - 1.4%
Evercore, Inc. - Class A	122	24,366
Goldman Sachs Group, Inc.	1,055	576,336
Houlihan Lokey, Inc.	168	27,132
Raymond James Financial, Inc.	645	89,597
		717,431

IT Consulting & Other Services - 0.1%
Amdocs Ltd.	352	32,208

Leisure Products - 0.0%(a)
Brunswick Corp.	208	11,201

Life & Health Insurance - 0.1%
Globe Life, Inc.	281	37,013
Primerica, Inc.	128	36,420
		73,433

Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	942	110,195
Danaher Corp.	2,180	446,900
Thermo Fisher Scientific, Inc.	1,247	620,507
West Pharmaceutical Services, Inc.	243	54,403
		1,232,005

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Managed Health Care - 4.0%
Elevance Health, Inc.	763	$331,874
Humana, Inc.	381	100,813
UnitedHealth Group, Inc.	3,078	1,612,103
		2,044,790

Multi-Utilities - 0.2%
WEC Energy Group, Inc.	1,019	111,051

Oil & Gas Exploration & Production - 0.2%
Texas Pacific Land Corp.	65	86,124

Oil & Gas Storage & Transportation - 0.5%
Williams Cos., Inc.	4,014	239,877

Other Specialty Retail - 0.3%
Dick's Sporting Goods, Inc.	175	35,273
Tractor Supply Co.	1,895	104,415
		139,688

Packaged Foods & Meats - 1.0%
Hershey Co.	510	87,225
Lamb Weston Holdings, Inc.	435	23,185
Lancaster Colony Corp.	54	9,450
McCormick & Co., Inc.	812	66,836
Mondelez International, Inc. - Class A	4,523	306,886
		493,582

Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	248	44,137
Packaging Corp. of America	271	53,663
		97,800

Pharmaceuticals - 9.1%
Eli Lilly & Co.	2,842	2,347,236
Johnson & Johnson	7,980	1,323,403
Merck & Co., Inc.	8,248	740,340
Zoetis, Inc.	1,364	224,583
		4,635,562

Property & Casualty Insurance - 0.8%
Allstate Corp.	850	176,009
Cincinnati Financial Corp.	500	73,860
Erie Indemnity Co. - Class A	70	29,334

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 0.8% (Continued)
Kinsale Capital Group, Inc.	61	$29,689
Selective Insurance Group, Inc.	176	16,111
W R Berkley Corp.	904	64,329
		389,332

Publishing - 0.1%
New York Times Co. - Class A	504	24,998

Rail Transportation - 1.6%
CSX Corp.	6,408	188,587
Norfolk Southern Corp.	770	182,375
Union Pacific Corp.	1,975	466,574
		837,536

Regional Banks - 0.1%
Commerce Bancshares, Inc.	475	29,559
Cullen/Frost Bankers, Inc.	191	23,913
First Financial Bankshares, Inc.	390	14,009
		67,481

Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	396	41,414
Jacobs Solutions, Inc.	389	47,026
		88,440

Restaurants - 2.6%
Domino's Pizza, Inc.	113	51,918
McDonald's Corp.	2,383	744,378
Starbucks Corp.	3,683	361,266
Wingstop, Inc.	118	26,618
Yum! Brands, Inc.	912	143,512
		1,327,692

Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	2,728	395,887
KLA Corp.	438	297,753
Lam Research Corp.	4,283	311,374
		1,005,014

Semiconductors - 6.2%
Analog Devices, Inc.	1,641	330,941
Broadcom, Inc.	11,194	1,874,211
Microchip Technology, Inc.	1,712	82,878

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Semiconductors - 6.2% (Continued)
Monolithic Power Systems, Inc.	163	$94,537
NXP Semiconductors NV	831	157,940
Skyworks Solutions, Inc.	515	33,284
Texas Instruments, Inc.	3,026	543,772
Universal Display Corp.	183	25,525
		3,143,088

Soft Drinks & Non-alcoholic Beverages - 1.3%
PepsiCo, Inc.	4,553	682,677

Specialized Consumer Services - 0.1%
Service Corp. International	452	36,250

Specialty Chemicals - 0.8%
Ashland, Inc.	127	7,530
Celanese Corp.	348	19,756
PPG Industries, Inc.	743	81,247
RPM International, Inc.	395	45,694
Sherwin-Williams Co.	765	267,130
		421,357

Steel - 0.1%
Reliance, Inc.	181	52,264

Systems Software - 5.9%
Dolby Laboratories, Inc. - Class A	173	13,894
Microsoft Corp.	5,979	2,244,457
Oracle Corp.	5,378	751,898
		3,010,249

Technology Distributors - 0.1%
CDW Corp.	424	67,950

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	10,178	2,260,839

Trading Companies & Distributors - 0.7%
Fastenal Co.	1,875	145,407
Watsco, Inc.	114	57,946
WW Grainger, Inc.	152	150,150
		353,503

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 6.9%
Jack Henry & Associates, Inc.	229	$41,815
Mastercard, Inc. - Class A	2,745	1,504,590
Visa, Inc. - Class A	5,550	1,945,053
		3,491,458

Water Utilities - 0.3%
American Water Works Co., Inc.	646	95,298
Essential Utilities, Inc.	821	32,454
		127,752
TOTAL COMMON STOCKS (Cost $43,428,995)		49,237,823

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Data Center REITs - 0.5%
Equinix, Inc.	320	260,912

Industrial REITs - 0.8%
EastGroup Properties, Inc.	138	24,308
First Industrial Realty Trust, Inc.	379	20,451
Prologis, Inc.	3,067	342,860
Rexford Industrial Realty, Inc.	680	26,622
		414,241

Multi-Family Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	373	62,507

Retail REITs - 0.1%
Agree Realty Corp.	386	29,795

Self-Storage REITs - 0.3%
CubeSmart	725	30,965
Extra Space Storage, Inc.	678	100,676
National Storage Affiliates Trust	225	8,865
		140,506

Single-Family Residential REITs - 0.3%
Equity LifeStyle Properties, Inc.	530	35,351
Invitation Homes, Inc.	1,855	64,647
Sun Communities, Inc.	384	49,398
		149,396

Telecom Tower REITs - 1.0%
American Tower Corp.	1,579	343,591

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.1% (CONTINUED)	Shares	Value
Telecom Tower REITs - 1.0% (Continued)
Crown Castle, Inc.	1,414	$147,381
		490,972
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,522,553)		1,548,329

SHORT-TERM INVESTMENTS - 0.0%(a)
Money Market Funds - 0.0%(a)
First American Government Obligations Fund - Class X, 4.27% (b)	13,349	13,349
TOTAL SHORT-TERM INVESTMENTS (Cost $13,349)		13,349

TOTAL INVESTMENTS - 100.0% (Cost $44,964,897)		$50,799,501
Other Assets in Excess of Liabilities - 0.0% (a)		13,583
TOTAL NET ASSETS - 100.0%		$50,813,084

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT- Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 DIVIDEND GROWTH ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive 1000 Dividend Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$49,237,823	$—	$—	$49,237,823
Real Estate Investment Trusts	1,548,329	—	—	1,548,329
Money Market Funds	13,349	—	—	13,349
Total Investments in Securities	$50,799,501	$—	$—	$50,799,501
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive 1000 Dividend Growth ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.